MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of maturity analysis for financial liabilities
The following tables present the contractual maturities of the company’s financial liabilities at December 31, 2017 and 2016:

	Payments Due by Period
AS AT DECEMBER 31, 2017 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings	$—	$478	$278	$4,903	$5,659
Property-specific borrowings	8,800	15,175	14,228	25,518	63,721
Other debt of subsidiaries	1,956	2,520	2,536	1,997	9,009
Subsidiary equity obligations	76	53	1,001	2,531	3,661
Interest expense[1]
Corporate borrowings	259	494	462	1,433	2,648
Non-recourse borrowings	3,248	5,024	3,575	5,314	17,161
Subsidiary equity obligations	226	428	340	322	1,316

1.	Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates

	Payments Due by Period
AS AT DECEMBER 31, 2016 (MILLIONS)	<1 Year	1 to 3 Years	4 to 5 Years	After 5 Years	Total
Principal repayments
Corporate borrowings	$425	$447	$260	$3,368	$4,500
Property-specific borrowings	7,655	13,965	13,467	17,355	52,442
Other debt of subsidiaries	866	2,699	1,955	2,429	7,949
Subsidiary equity obligations	421	143	1,217	1,784	3,565
Interest expense[1]
Corporate borrowings	201	375	342	878	1,796
Non-recourse borrowings	2,776	4,549	3,219	4,378	14,922
Subsidiary equity obligations	198	376	318	378	1,270

1.	Represents the aggregated interest expense expected to be paid over the term of the obligations. Variable interest rate payments have been calculated based on current rates